Held-for-sale Assets and Held-for-sale Liabilities (Details) - USD ($) $ in Thousands	Dec. 14, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Advance payment received from disposal of business		$ 7,000	$ 0
Deposit related to disposal of business		1,000	$ 0
Easemob Customer Engagement Cloud Business | TI Cloud Inc.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Procceds from disposal of business	$ 14,600
Held-for-sale assets		17,000
Held-for-sale liabilities		2,400
Easemob Customer Engagement Cloud Business | TI Cloud Inc. | Accrued Expenses and Other Current Liabilities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Advance payment received from disposal of business		7,000
Deposit related to disposal of business		$ 1,000